Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Accounting Policies [Abstract]
Schedule of dilutive securities excluded from the computation weighted-average shares

	March 31,
	2016	2015
Series A redeemable preferred stock	-	1,059,710
Series B redeemable preferred stock	-	1,159,418
Series A preferred stock	984,899	-
Performance-based stock units	247,887	-
Restricted stock units	1,066,039	-
Unvested shares of restricted common stock	-	32,463
Convertible stockholder note	96,618	96,618

	September 30,
	2014	2015
Series A redeemable preferred stock	1,066,956	1,034,181
Series B redeemable preferred stock	1,159,418	1,159,418
Unvested shares of restricted common stock	32,463	—
Convertible stockholder note	—	96,618

Schedule of unaudited pro forma basic and diluted net loss per common share
Numerator:
Net loss applicable to common stockholders of Oncobiologics, Inc.	$(52,998,402)
Effect of pro forma adjustments:
Accretion of redeemable preferred stock and noncontrolling interests	4,306,488
Deemed dividends	1,298,631
Pro forma net loss attributable to common stockholders of Oncobiologics, Inc.	$(47,393,283)
Denominator:
Weighted-average common shares outstanding	9,753,616
Effect of pro forma adjustments:
Exchange of Series A and Series B redeemable preferred stock	2,193,599
Exchange of Parilis Preferred Units	226,663
Conversion of Series A Preferred Stock liquidation value	1,969,818
Shares used in computing unaudited pro forma weighted-average basic and diluted common shares outstanding	14,143,696
Unaudited pro forma basic and diluted net loss per common share	$(3.35)